Goodwill and Intangible Assets - Narrative Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 06, 2018	Apr. 03, 2017
Claims Analytics Inc.
Goodwill And Intangible Assets [Line Items]
Percentage of voting interests acquired			100.00%
Claims Analytics Inc. | Customer relationships
Goodwill And Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 4
Aurigen Capital Limited
Goodwill And Intangible Assets [Line Items]
Percentage of voting interests acquired				100.00%
Business Combination, Bargain Purchase, Gain Recognized, Amount		$ 1
Aurigen Capital Limited | Life VOBA
Goodwill And Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired		76
Aurigen Capital Limited | Insurance licenses
Goodwill And Intangible Assets [Line Items]
Indefinite-lived Intangible Assets Acquired		$ 2